Equity - Change in reserves (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reserves within equity [line items]
Equity at beginning of period	$ 834,245	$ 869,886	$ 756,813
Share-based compensation	1,775	4,848	7,244
Dividends paid	(10,451)	(9,758)
Other changes	35		(350)
Equity at end of period	692,257	834,245	869,886
Reserves
Disclosure of reserves within equity [line items]
Equity at beginning of period	890,346	812,594	365,386
Share-based compensation	1,775	4,848	7,244
Recording of profit in reserves	23,538	82,662	440,314
Dividends paid	(10,451)	(9,758)
Other changes	35	(9,758)	(350)
Equity at end of period	905,243	890,346	812,594
Reserves | Historical Retained Earnings
Disclosure of reserves within equity [line items]
Equity at beginning of period	(188,236)	(261,140)
Recording of profit in reserves	23,538	82,662
Dividends paid	(10,451)
Other changes		(9,758)
Equity at end of period	(175,149)	(188,236)	(261,140)
Reserves | Share-based comp Reserves
Disclosure of reserves within equity [line items]
Equity at beginning of period	33,643	28,795
Share-based compensation	1,775	4,848
Equity at end of period	35,418	33,643	28,795
Reserves | Other Reserves
Disclosure of reserves within equity [line items]
Equity at beginning of period	1,044,939	1,044,939
Other changes	35
Equity at end of period	$ 1,044,974	$ 1,044,939	$ 1,044,939